SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Summary Of Significant Accounting Policies [Line Items]
Trading gains	$ (107)		$ (89)		$ (3,860)
Allowance for doubtful accounts receivable	3,978		5,171
Intangible asset impairment loss	0		0
Goodwill (Note 9)	39,325	[1]	39,400	[1]	39,510
Severance payments	2,430		2,218		2,115
Advertising expenses	7,600		7,300		7,300
Telematics Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill (Note 9)	33,931	[1]	33,940	[1]	$ 33,990
Two different reporting [Member] | Telematics Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill (Note 9)	1,600		1,600
Two different reporting [Member] | Telematics Products [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill (Note 9)	1,900		$ 1,900
Second reporting unit [Member] | Telematics Services [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill (Note 9)	32,300
Second reporting unit [Member] | Telematics Products [Member]
Summary Of Significant Accounting Policies [Line Items]
Goodwill (Note 9)	$ 3,500
Minimum [Member] | Software Product [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Maximum [Member] | Software Product [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2024, and 2023 was US$ 29.89 million.